Deposits - Principal Maturities of Certificate of Deposit and Individual Retirement Accounts (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Banking and Thrift [Abstract]
2017	$ 246,092
2018	131,358
2019	76,942
2020	34,783
2021	19,432
Thereafter	0
Time Deposits, Total	$ 508,607